Commitments	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Commitments
26.	Commitments

Lease arrangements

The Group leases warehouses and an administrative office space that expire on December 31, 2020. Leases will not be renewed because the Group will move to the new distribution center when its construction is finalized (see Note 1). Rental expense for the years ended December 31, 2019, 2018 and 2017 was Ps. 11,605, Ps. 14,169 and Ps. 11,794, respectively.

Borrowings

The secured line of credit with Banamex, for up to Ps. 400,000 (Note 15) has a lien for the land acquired to build the Group's new corporate headquarters and distribution center (Note 10).